Document and Entity Information	0 Months Ended
Jan. 21, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 21, 2015
Registrant Name	DREYFUS STOCK FUNDS
Central Index Key	0001199348
Amendment Flag	false
Document Creation Date	Jan. 16, 2015
Document Effective Date	Jan. 21, 2015
Prospectus Date	Jan. 21, 2015
Dreyfus International Small Cap Fund | Class A
Risk/Return:
Trading Symbol	DYAPX
Dreyfus International Small Cap Fund | Class C
Risk/Return:
Trading Symbol	DYCPX
Dreyfus International Small Cap Fund | Class I
Risk/Return:
Trading Symbol	DYIPX
Dreyfus International Small Cap Fund | Class Y
Risk/Return:
Trading Symbol	DYYPX